Commitments and Contingencies - ICTA Investigation Regarding the R&D Obligations - Additional Information (Detail) ₺ in Thousands			12 Months Ended		48 Months Ended
	Jan. 31, 2024 TRY (₺) lawsuit	May 18, 2023 TRY (₺)	Dec. 31, 2024 TRY (₺) item	Dec. 31, 2023 TRY (₺)	Dec. 31, 2024 TRY (₺)
ICTA Investigation Regarding Research And Development Obligations 2013 To 2018
Disclosure of commitments and contingencies [line items]
Amount of fine imposed					₺ 95,487
Administrative fine paid					₺ 71,615
ICTA - Refunds Investigation
Disclosure of commitments and contingencies [line items]
Amount deposited in to the Ministry's account with default interest		₺ 98,333
ICTA - Investigation Regarding the Subscription Agreements
Disclosure of commitments and contingencies [line items]
Amount of fine imposed				₺ 99,132
Discounted administrative fine	₺ 74,349
Number of lawsuits | lawsuit	5
ICTA- Investigation on Identity Verification Regulation
Disclosure of commitments and contingencies [line items]
Number of different violations | item			4
Other Investigations Conducted By ICTA
Disclosure of commitments and contingencies [line items]
Amount of fine imposed			₺ 30,515